Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Accrued Liabilities [Abstract]
Summary of accrued liabilities
	December 31, 2018	December 31, 2017

Accrued expenses	$15,000	$15,000
Accrued salary	866	910
	$15,866	$15,910